Acquisitions & Divestitures (Tables)	12 Months Ended
	Dec. 28, 2024	Dec. 31, 2022
Acquisitions & Divestitures [Abstract]
Juice Transaction [Table]
A summary of income statement activity related to the Juice Transaction for the year ended December 31, 2022 is as follows:

	PBNA	EMEA	Corporate	Total PepsiCo	Provision for income taxes(a)	Net income attributable to PepsiCo	Impact on net income attributable to PepsiCo per common share
Gain associated with the Juice Transaction	$(3,029)	$(292)	$—	$(3,321)	$433	$(2,888)	$2.08
Acquisition and divestiture-related charges	51	14	6	71	(13)	58	(0.04)
Operating profit	$(2,978)	$(278)	$6	(3,250)	420	(2,830)	2.04
Other pension and retiree medical benefits income (b)				(10)	3	(7)	0.01
Total Juice Transaction				$(3,260)	$423	$(2,837)	$2.04	(c)
(a)Includes $186 million of deferred tax expense related to the recognition of our investment in TBG.
(b)Includes $16 million curtailment gain, partially offset by $6 million special termination benefits.
(c)Does not sum due to rounding.

Business Combination, Separately Recognized Transaction
A summary of our acquisition and divestiture-related charges is as follows:

	2024	2023	2022
PFNA	$9	$—	$—
PBNA	8	16	51
EMEA(a)	—	(2)	14
Asia Pacific Foods	5	2	3
Corporate	—	25	6
Total (b)	22	41	74
Other pension and retiree medical benefits expense	—	—	6
Total acquisition and divestiture-related charges	$22	$41	$80
After-tax amount	$18	$23	$66
Impact on net income attributable to PepsiCo per common share	$(0.01)	$(0.02)	$(0.05)
(a)Income amount represents adjustments for changes in estimates of previously recorded amounts.
(b)Recorded in selling, general and administrative expenses.